Stockholders' Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Apr. 30, 2016	Oct. 31, 2015	Oct. 31, 2014
Stockholders Equity (Textual)
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding
Share subjected for forfeiture		500,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common Stock, Shares, Issued	4,697,140	4,723,496	3,916,667
Common stock, shares outstanding	4,697,140	4,723,496	3,916,667
Temporary Equity, Shares Issued	9,036,193	9,009,837	0
Warrants description	Each Public Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $12.00 and will become exercisable on the later of (a) 30 days after the consummation of a Business Combination, or (b) 12 months from the closing of the Initial Public Offering.	Each Public Warrant entitles the holder to purchase one share of Common Stock at an exercise price of $12.00 and will become exercisable on the later of (a) 30 days after the consummation of a Business Combination, or (b) 12 months from the closing of the Initial Public Offering.
Public warrants exercisable description	The Public Warrants will be redeemable by the Company at a price of $0.01 per warrant upon 30 days' prior written notice after the Public Warrants become exercisable, only in the event that the last sale price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which notice of redemption is given. The Company will not redeem the Public Warrants, and the Public Warrants will not be exercisable on a "cashless basis," unless an effective registration statement under the Securities Act covering the shares of Common Stock issuable upon exercise of the Public Warrants is effective and a current prospectus relating to those shares of Common Stock is available. However, if a registration statement covering the shares of Common Stock issuable upon exercise of the Public Warrants has not been declared effective by the 60th business day following the closing of the Company's initial Business Combination, warrant holders may exercise the Public Warrants on a cashless basis until such time as there is an effective registration statement. If the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.	The Public Warrants will be redeemable by the Company at a price of $0.01 per warrant upon 30 days' prior written notice after the Public Warrants become exercisable, only in the event that the last sale price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which notice of redemption is given. The Company will not redeem the Public Warrants, and the Public Warrants will not be exercisable on a "cashless basis," unless an effective registration statement under the Securities Act covering the shares of Common Stock issuable upon exercise of the Public Warrants is effective and a current prospectus relating to those shares of Common Stock is available. However, if a registration statement covering the shares of Common Stock issuable upon exercise of the Public Warrants has not been declared effective by the 60th business day following the closing of the Company's initial Business Combination, warrant holders may exercise the Public Warrants on a cashless basis until such time as there is an effective registration statement. If the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.